Offerings - Offering: 1	May 20, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit | $ / shares	41.55
Maximum Aggregate Offering Price	$ 597,281,250
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,485
Offering Note

(1)	Assumes the exercise in full of the underwriters' option to purchase up to an additional 1,875,000 shares of common stock.

(2)
Estimated solely for purposes of calculating the registration fee. In accordance with Rule 457(c) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the prices shown are based on the average of the high and low prices reported for the registrant's common stock on the New York Stock Exchange on May 18, 2026. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for the Form S-3ASR filed with the SEC on February 17, 2026.